Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [abstract]
Disclosure of detailed information about intangible assets [text block]
The useful lives for the intangible assets are presented below:

Estimated useful lives (years)

Software	3 – 10
Customer relationship	2 – 34.5
Trademarks and patents	7 – 30.90
Non-compete agreement	5
Licenses	1 – 5

Summary of Intangible Assets

	Balance at 12/31/2021 (Recasted)	Additions	Disposals	Transfers	Effects of hyperinflation (IAS 29)	Effects of changes in foreign exchange rates (IAS 21)	Business combination	Balance at 12/31/2022

Cost
Goodwill - acquisition of subsidiaries	5,591,489	—	(22,774)	—	—	(12,111)	90,817	5,647,421
Customer relationship	1,747,444	21,075	(4,015)	—	—	(152)	29,053	1,793,405
Trademarks and patents(a)	262,036	—	—	—	—	—	288,964	551,000
Software	1,066,470	207,086	(170,997)	17,117	1,754	(4,480)	45,361	1,162,311
Non-compete agreement	26,024	—	—	—	—	—	—	26,024
Operating license	12,443	—	(6,073)	—	—	(696)	—	5,674
Software in progress	43,960	43,115	(3,138)	(17,117)	—	—	—	66,820
Right-of-use assets - Software	72,463	16,728	(937)	—	—	—	—	88,254
	8,822,329	288,004	(207,934)	—	1,754	(17,439)	454,195	9,340,909
Amortization
Customer relationship	(217,090)	(73,897)	9,650	—	—	3,305	—	(278,032)
Trademarks and patents(a)	(6,908)	(3,908)	—	—	—	—	—	(10,816)
Software	(264,399)	(174,358)	100,754	—	—	68	—	(337,935)
Non-compete agreement	(1,106)	(6,645)	—	—	—	—	—	(7,751)
Operating license	(10,854)	(3,801)	6,073	—	—	2,474	—	(6,108)
Right-of-use assets - Software	(44,454)	(24,304)	823	—	—	—	—	(67,935)
	(544,811)	(286,913)	117,300	—	—	5,847	—	(708,577)

Intangible assets net	8,277,518	1,091	(90,634)	—	1,754	(11,592)	454,195	8,632,332

(a) As of December 31, 2022, the amount of R$ 214,728 refers to indefinite useful-life Trademarks and patents.

	Balance at 12/31/2020	Additions	Disposals	Transfers	Effects of hyperinflation (IAS 29)	Effects of changes in foreign exchange rates (IAS 21)	Business combination	Balance at 12/31/2021 (Recasted)
Cost
Goodwill - acquisition of subsidiaries	654,044	349	(8,630)	—	—	46	4,945,680	5,591,489
Customer relationship	268,640	2,150	—	—	—	(154)	1,476,808	1,747,444
Trademarks and patents(a)	12,043	1,549	(13)	—	—	—	248,457	262,036
Software	314,713	204,316	(18,660)	25,167	368	(1,435)	542,001	1,066,470
Non-compete agreement	1,659	—	—	—	—	—	24,365	26,024
Licenses for use - payment arrangements	(11,435)	15,104	—	(3,669)	—	—	—	—
Operating license	5,674	—	—	—	—	(352)	7,121	12,443
Exclusivity right	38,827	—	—	—	—	—	(38,827)	—
Software in progress	38,816	35,552	(8,910)	(21,498)	—	—		43,960
Right-of-use assets - Software	66,837	5,626	—	—	—	—	—	72,463
	1,389,818	264,646	(36,213)	—	368	(1,895)	7,205,605	8,822,329
Amortization
Customer relationship	(164,080)	(53,114)	—	—	—	104	—	(217,090)
Trademarks and patents(a)	(9,649)	2,741	—	—	—	—	—	(6,908)
Software	(153,174)	(109,836)	1,212	(2,867)	—	266	—	(264,399)
Non-compete agreement	(1,106)	—	—	—	—	—	—	(1,106)
Licenses for use - payment arrangements	(1,924)	(943)	—	2,867	—	—	—	—
Operating license	(5,342)	(5,790)	—	—	—	278	—	(10,854)
Exclusivity right	(647)	647	—	—	—	—	—	—
Right-of-use assets - Software	(14,010)	(30,444)	—	—	—	—	—	(44,454)
	(349,932)	(196,739)	1,212	—	—	648	—	(544,811)

Intangible assets, net	1,039,886	67,907	(35,001)	—	368	(1,247)	7,205,605	8,277,518

(a) As of December 31, 2021, the amount of R$ 202,140 refers to indefinite useful-life Trademarks and patents.

Summary of CGU's	:

CGU	Description	Goodwill allocated (as of November 30, 2022)	Indefinite useful-life intangible assets allocated (as of November 30, 2022)

CGU 1 – Financial services	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due to the integrated financial solutions provided by them, as capture, processing, transmission, and financial liquidation of transactions with debit and credit card, among other services. This CGU includes operating companies and their respective holding companies.	444,140	14,497

CGU 2 – Financial assets register(a)	This CGU comprises only TAG, whose activity is related to financial assets registration. Due to the specific service provided by this company and its independence of the other Group’s companies, the Group considers TAG as a separate CGU.	-	-

CGU 3 – Software(b)	In this CGU are included the technology companies that aim to provide new offers to customers related to the technology platform of the Group. This CGU includes operating companies and their respective holding companies.	5,157,083	214,219

CGU 4 – Pinpag	This CGU comprises only Pinpag, provider of financial solutions in electronic means of payment. Due to the independence of the other Group’s companies, the Group considers Pinpag as a separate CGU.	44,535	3,057

CGU 5 – Cappta(a)	This CGU comprises only Cappta, whose activity is related to customized financial solutions to customers as installment and financing. Due to the independence of the other Group’s companies, the Group considers Cappta as a separate CGU.	-	-

(a) Despite being separate CGU’s, TAG and Cappta have no goodwill or and / or indefinite useful-life intangible assets.
(b) The amount of goodwill reflects the final purchase-price allocation of Reclame Aqui, concluded in December 31,2022.